Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q3PH

Statements of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Statements of Investments 13

Franklin Value Investors Trust
Statement of Investments (unaudited), July 31, 2021
Franklin MicroCap Value Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.0%
Aerospace & Defense 1.5%
a
Ducommun, Inc. ...................................... United States 38,600 $ 2,082,470
Magellan Aerospace Corp. .............................. Canada 160,500 1,315,637
3,398,107
Banks 19.3%
American National Bankshares , Inc. ....................... United States 94,823 2,995,459
Arrow Financial Corp. .................................. United States 95,946 3,458,853
Bar Harbor Bankshares ................................. United States 121,700 3,485,488
First Business Financial Services, Inc. ...................... United States 145,900 4,023,922
First Internet Bancorp .................................. United States 141,700 4,290,676
a
First Western Financial, Inc. ............................. United States 110,706 2,869,499
Investar Holding Corp. ................................. United States 194,681 4,273,248
Northeast Bank ....................................... United States 141,735 4,522,764
Northrim BanCorp , Inc. ................................. United States 65,600 2,677,792
Orrstown Financial Services, Inc. ......................... United States 110,325 2,542,991
Peapack -Gladstone Financial Corp. ....................... United States 120,885 3,893,706
Peoples Financial Services Corp. ......................... United States 82,013 3,518,358
WesBanco , Inc. ....................................... United States 42,357 1,367,284
43,920,040
Biotechnology 0.8%
a
Anika Therapeutics, Inc. ................................ United States 47,392 1,901,841
Building Products 0.6%
a
Gibraltar Industries, Inc. ................................ United States 18,696 1,396,217
Chemicals 1.5%
a
Trecora Resources .................................... United States 429,318 3,400,199
Commercial Services & Supplies 0.9%
a
Heritage-Crystal Clean, Inc. ............................. United States 76,900 2,167,042
Communications Equipment 2.4%
a
Digi International, Inc. .................................. United States 113,801 2,353,405
a
PCTEL, Inc. ......................................... United States 243,931 1,622,141
a
Sierra Wireless, Inc. ................................... Canada 78,100 1,510,454
5,486,000
Construction & Engineering 4.4%
a
Ameresco , Inc., A ..................................... United States 43,000 2,946,790
a
Matrix Service Co. ..................................... United States 166,641 1,818,053
a
Northwest Pipe Co. .................................... United States 65,700 1,866,537
a
Sterling Construction Co., Inc. ............................ United States 153,251 3,365,392
9,996,772
Containers & Packaging 0.7%
a
UFP Technologies, Inc. ................................. United States 27,200 1,626,016
Diversified Telecommunication Services 0.5%
ATN International, Inc. .................................. United States 29,000 1,248,450
Electrical Equipment 2.7%
LSI Industries, Inc. .................................... United States 335,118 2,523,438
Powell Industries, Inc. .................................. United States 45,800 1,332,322
Preformed Line Products Co. ............................ United States 32,700 2,240,604
6,096,364
Electronic Equipment, Instruments & Components 2.5%
a
Daktronics, Inc. ....................................... United States 588,958 3,598,533

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Kimball Electronics, Inc. ................................ United States 108,100 $ 2,204,159
5,802,692
Energy Equipment & Services 1.4%
a
Geospace Technologies Corp. ............................ United States 290,312 2,534,424
a
Natural Gas Services Group, Inc. ......................... United States 59,402 594,020
3,128,444
Equity Real Estate Investment Trusts (REITs) 4.5%
Alpine Income Property Trust, Inc. ......................... United States 146,121 2,866,894
CTO Realty Growth, Inc. ................................ United States 53,909 3,029,147
Indus Realty Trust, Inc. ................................. United States 64,378 4,348,734
10,244,775
Food & Staples Retailing 1.5%
Village Super Market, Inc., A ............................. United States 148,898 3,357,650
Food Products 0.9%
a
Seneca Foods Corp., A ................................. United States 38,840 2,126,102
Health Care Equipment & Supplies 4.9%
a
IntriCon Corp. ........................................ United States 193,377 4,641,048
a
Invacare Corp. ....................................... United States 376,035 2,718,733
Utah Medical Products, Inc. .............................. United States 41,696 3,727,622
11,087,403
Health Care Technology 2.5%
a
CareCloud , Inc. ....................................... United States 390,791 3,212,302
Computer Programs and Systems, Inc. ..................... United States 79,600 2,512,972
5,725,274
Hotels, Restaurants & Leisure 4.0%
a
Century Casinos, Inc. .................................. United States 304,662 3,415,261
a
Chuy's Holdings, Inc. .................................. United States 81,100 2,676,300
a
Ruth's Hospitality Group, Inc. ............................ United States 147,000 2,935,590
9,027,151
Household Durables 1.7%
Hooker Furniture Corp. ................................. United States 70,000 2,323,300
a
Purple Innovation, Inc. ................................. United States 61,900 1,630,446
3,953,746
Independent Power and Renewable Electricity Producers 1.2%
Polaris Infrastructure, Inc. ............................... Canada 177,300 2,662,341
Interactive Media & Services 1.5%
a
DHI Group, Inc. ....................................... United States 830,765 3,323,060
IT Services 1.2%
Hackett Group, Inc. (The) ............................... United States 152,200 2,727,424
Machinery 8.3%
Alamo Group, Inc. ..................................... United States 18,100 2,656,537
Graham Corp. ........................................ United States 246,397 3,373,175
Hurco Cos., Inc. ...................................... United States 95,500 3,241,270
a
L B Foster Co., A ...................................... United States 156,265 2,837,772
Miller Industries, Inc. ................................... United States 65,300 2,449,403

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Shyft Group, Inc. (The) ................................. United States 112,700 $ 4,444,888
19,003,045
Metals & Mining 1.4%
Haynes International, Inc. ............................... United States 30,620 1,155,293
Schnitzer Steel Industries, Inc., A ......................... United States 37,400 1,960,508
3,115,801
Mortgage Real Estate Investment Trusts (REITs) 1.1%
Arbor Realty Trust, Inc. ................................. United States 135,513 2,477,178
Oil, Gas & Consumable Fuels 1.6%
a
Ardmore Shipping Corp. ................................ Ireland 998,200 3,623,466
Paper & Forest Products 1.0%
Mercer International, Inc. ................................ Germany 192,300 2,236,449
Professional Services 1.6%
Resources Connection, Inc. ............................. United States 233,100 3,610,719
Semiconductors & Semiconductor Equipment 2.4%
a
AXT, Inc. ............................................ United States 254,300 2,593,860
a
Photronics , Inc. ....................................... United States 220,700 2,950,759
5,544,619
Specialty Retail 4.5%
a
Children's Place, Inc. (The) .............................. United States 30,300 2,555,199
a
Genesco, Inc. ........................................ United States 66,500 3,820,425
Hibbett, Inc. ......................................... United States 34,700 3,076,502
Shoe Carnival, Inc. .................................... United States 25,797 869,359
10,321,485
Textiles, Apparel & Luxury Goods 4.8%
a
Delta Apparel, Inc. ..................................... United States 94,000 3,008,000
Rocky Brands, Inc. .................................... United States 81,620 4,440,128
a
Vera Bradley, Inc. ..................................... United States 321,100 3,535,311
10,983,439
Thrifts & Mortgage Finance 5.0%
Premier Financial Corp. ................................. United States 127,500 3,414,450
Southern Missouri Bancorp, Inc. .......................... United States 80,900 3,630,792
Territorial Bancorp, Inc. ................................. United States 112,239 2,866,584
WSFS Financial Corp. .................................. United States 34,300 1,501,654
11,413,480
Water Utilities 2.4%
Consolidated Water Co. Ltd. ............................. United States 216,067 2,739,730
a
Pure Cycle Corp. ..................................... United States 178,887 2,765,593
5,505,323
Wireless Telecommunication Services 0.8%
Spok Holdings, Inc. .................................... United States 215,800 1,778,192
Total Common Stocks (Cost $139,963,317) .....................................
223,416,306

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

Short Term Investments 2.1%
a a
Country Shares
a
Value
a
Money Market Funds 2.1%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 4,746,554 $ 4,746,554
Total Money Market Funds (Cost $4,746,554) ...................................
4,746,554
Total Short Term Investments (Cost $4,746,554 ) .................................
4,746,554
a
Total Investments (Cost $144,709,871) 100.1% ..................................
$228,162,860
Other Assets, less Liabilities (0.1)% ...........................................
(178,584)
Net Assets 100.0% ...........................................................
$227,984,276
a
Non-income producing.
b
See Note 5 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Mutual U.S. Value Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Common Stocks 95.9%
Aerospace & Defense 3.3%
a
Airbus SE ......................................................... 88,110 $ 12,086,453
Huntington Ingalls Industries, Inc. ....................................... 83,900 17,210,407
29,296,860
Automobiles 1.7%
a
General Motors Co. .................................................. 266,700 15,159,228
a
Banks 10.4%
Bank of America Corp. ............................................... 715,500 27,446,580
Citizens Financial Group, Inc. .......................................... 299,300 12,618,488
ING Groep NV ..................................................... 1,387,966 17,809,327
JPMorgan Chase & Co. ............................................... 117,500 17,834,150
PNC Financial Services Group, Inc. (The) ................................. 93,000 16,964,130
92,672,675
Building Products 2.9%
Johnson Controls International plc ....................................... 359,500 25,675,490
Chemicals 2.1%
Ashland Global Holdings, Inc. .......................................... 218,459 18,584,307
Commercial Services & Supplies 1.1%
Tetra Tech, Inc. ..................................................... 73,200 9,773,664
Construction Materials 1.0%
HeidelbergCement AG ............................................... 102,000 9,039,395
Consumer Finance 1.6%
Capital One Financial Corp. ........................................... 87,400 14,132,580
Diversified Financial Services 2.4%
Voya Financial, Inc. .................................................. 328,100 21,129,640
Electric Utilities 4.2%
Entergy Corp. ...................................................... 125,900 12,957,628
Evergy , Inc. ........................................................ 199,900 13,037,478
Pinnacle West Capital Corp. ........................................... 135,100 11,287,605
37,282,711
Electronic Equipment, Instruments & Components 1.5%
Corning, Inc. ....................................................... 312,271 13,071,664
Energy Equipment & Services 1.6%
Schlumberger NV ................................................... 483,700 13,945,071
Entertainment 1.3%
a
Walt Disney Co. (The) ................................................ 64,500 11,353,290
a
Equity Real Estate Investment Trusts (REITs) 4.1%
Brixmor Property Group, Inc. ........................................... 862,100 19,845,542
Vornado Realty Trust ................................................. 393,000 17,095,500
36,941,042
Food Products 4.5%
Archer-Daniels-Midland Co. ........................................... 185,700 11,090,004
Kraft Heinz Co. (The) ................................................ 756,200 29,091,014
40,181,018
Health Care Equipment & Supplies 1.9%
Medtronic plc ...................................................... 126,600 16,623,846

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Shares
a
Value
a
Common Stocks
(continued)
Health Care Providers & Services 5.0%
Anthem, Inc. ....................................................... 56,600 $ 21,734,966
CVS Health Corp. ................................................... 275,300 22,673,708
44,408,674
Household Durables 1.8%
DR Horton, Inc. ..................................................... 167,133 15,949,502
Independent Power and Renewable Electricity Producers 1.1%
AES Corp. (The) .................................................... 425,800 10,091,460
Industrial Conglomerates 2.5%
General Electric Co. ................................................. 1,762,300 22,821,785
Insurance 5.2%
Everest Re Group Ltd. ............................................... 92,335 23,345,058
Hartford Financial Services Group, Inc. (The) .............................. 360,584 22,940,354
46,285,412
IT Services 4.5%
Cognizant Technology Solutions Corp., A .................................. 320,876 23,594,012
a
Fiserv, Inc. ........................................................ 142,400 16,391,664
39,985,676
Machinery 1.3%
Oshkosh Corp. ..................................................... 99,900 11,943,045
Media 4.1%
a
Charter Communications, Inc., A ........................................ 20,400 15,178,620
Comcast Corp., A ................................................... 367,880 21,642,381
36,821,001
Oil, Gas & Consumable Fuels 1.5%
Chevron Corp. ..................................................... 128,100 13,041,861
Pharmaceuticals 9.9%
GlaxoSmithKline plc ................................................. 1,577,300 31,137,452
Merck & Co., Inc. ................................................... 462,800 35,575,435
Novartis AG, ADR ................................................... 218,300 20,168,737
a
Organon & Co. ..................................................... 40,510 1,175,195
88,056,819
Professional Services 1.5%
KBR, Inc. ......................................................... 346,187 13,397,437
Software 4.3%
NortonLifeLock , Inc. ................................................. 648,338 16,091,749
Oracle Corp. ....................................................... 253,200 22,063,848
38,155,597
Specialty Retail 1.7%
Best Buy Co., Inc. ................................................... 25,662 2,883,126
Dick's Sporting Goods, Inc. ............................................ 120,400 12,538,456
15,421,582
Technology Hardware, Storage & Peripherals 1.9%
a
Western Digital Corp. ................................................ 259,732 16,864,399
a
Textiles, Apparel & Luxury Goods 1.7%
a
Tapestry, Inc. ...................................................... 354,600 14,999,580
a

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Mutual U.S. Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 17 .
a a
Shares
a
Value
a
Common Stocks
(continued)
Wireless Telecommunication Services 2.3%
a
T-Mobile US, Inc. ................................................... 141,300 $ 20,350,026
a
Total Common Stocks (Cost $640,720,015) .....................................
853,456,337
Principal
Amount
a a a a
Corporate Bonds 0.6%
Software 0.6%
b
Veritas US, Inc. / Veritas Bermuda Ltd. , Senior Note , 144A, 10.5% , 2/01/24 ........ $ 4,661,000 4,766,688
Total Corporate Bonds (Cost $4,272,734) .......................................
4,766,688
Total Long Term Investments (Cost $644,992,749) ...............................
858,223,025
a
a a a a
Short Term Investments 3.8%
Shares
a
Money Market Funds 3.8%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 33,947,127 33,947,127
Total Money Market Funds (Cost $33,947,127) ..................................
33,947,127
Total Short Term Investments (Cost $33,947,127 ) ................................
33,947,127
a
Total Investments (Cost $678,939,876) 100.3% ..................................
$892,170,152
Other Assets, less Liabilities (0.3)% ...........................................
(2,427,419)
Net Assets 100.0% ...........................................................
$889,742,733
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the value of this security was
$4,766,688, representing 0.5% of net assets.
c
See Note 5 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Statement of Investments (unaudited), July 31, 2021
Franklin Small Cap Value Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 2.2%
a
Meggitt plc .......................................... United Kingdom 16,198,722 $ 105,556,213
Auto Components 1.0%
LCI Industries ........................................ United States 311,653 45,445,240
Automobiles 0.3%
Thor Industries, Inc. ................................... United States 109,975 13,016,641
Banks 9.2%
Atlantic Union Bankshares Corp. .......................... United States 1,153,814 40,925,783
Bryn Mawr Bank Corp. ................................. United States 988,052 38,662,475
Camden National Corp. ................................. United States 254,673 11,401,710
Columbia Banking System, Inc. ........................... United States 1,531,213 53,500,582
First Horizon Corp. .................................... United States 5,107,423 78,909,685
First Interstate BancSystem, Inc., A ........................ United States 62,107 2,603,525
b
First of Long Island Corp. (The) ........................... United States 1,230,606 26,519,559
German American Bancorp, Inc. .......................... United States 571,608 21,549,622
Lakeland Financial Corp. ................................ United States 283,767 18,975,499
Peoples Bancorp, Inc. .................................. United States 540,026 15,925,367
South State Corp. ..................................... United States 901,575 62,064,423
TriCo Bancshares ..................................... United States 908,962 35,840,372
Washington Trust Bancorp, Inc. ........................... United States 616,609 30,059,689
436,938,291
Building Products 4.5%
b
Apogee Enterprises, Inc. ................................ United States 1,400,192 55,545,617
Insteel Industries, Inc. .................................. United States 896,697 34,818,744
a
Masonite International Corp. ............................. United States 210,755 23,849,036
UFP Industries, Inc. .................................... United States 1,324,421 98,351,503
212,564,900
Chemicals 8.3%
Ashland Global Holdings, Inc. ............................ United States 1,250,955 106,418,742
Avient Corp. ......................................... United States 2,301,924 111,689,352
Cabot Corp. ......................................... United States 617,288 33,987,877
a
Elementis plc ........................................ United Kingdom 22,200,006 43,997,188
Minerals Technologies, Inc. .............................. United States 1,199,532 96,226,457
392,319,616
Communications Equipment 2.0%
a
NetScout Systems, Inc. ................................. United States 3,318,700 95,445,812
Construction & Engineering 4.3%
b
Argan, Inc. .......................................... United States 1,055,946 47,464,773
a,b
Great Lakes Dredge & Dock Corp. ........................ United States 4,091,750 63,012,950
a
WillScot Mobile Mini Holdings Corp. ....................... United States 3,254,214 93,428,484
203,906,207
Construction Materials 2.7%
a
Summit Materials, Inc., A ................................ United States 3,804,102 127,817,827
Electric Utilities 0.8%
IDACORP, Inc. ....................................... United States 364,837 38,472,062
Electrical Equipment 0.9%
Regal Beloit Corp. ..................................... United States 294,508 43,360,413
Electronic Equipment, Instruments & Components 3.3%
b
Benchmark Electronics, Inc. ............................. United States 2,069,900 54,645,360

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a,b
Knowles Corp. ....................................... United States 5,099,897 $ 102,201,936
156,847,296
Energy Equipment & Services 1.5%
Hunting plc .......................................... United Kingdom 4,813,093 14,033,050
a
Natural Gas Services Group, Inc. ......................... United States 531,000 5,310,000
a
NexTier Oilfield Solutions, Inc. ............................ United States 3,145,452 12,015,627
a
TechnipFMC plc ...................................... United Kingdom 5,192,601 37,490,579
68,849,256
Equity Real Estate Investment Trusts (REITs) 1.2%
Alexander & Baldwin, Inc. ............................... United States 550,797 11,026,956
Healthcare Realty Trust, Inc. ............................. United States 764,103 24,359,604
Highwoods Properties, Inc. .............................. United States 182,699 8,712,915
a
Sunstone Hotel Investors, Inc. ............................ United States 883,723 10,198,163
Weingarten Realty Investors ............................. United States 24,600 791,874
55,089,512
Food & Staples Retailing 0.5%
a
BJ's Wholesale Club Holdings, Inc. ........................ United States 477,202 24,165,509
Food Products 2.0%
Glanbia plc .......................................... Ireland 5,414,833 92,961,283
Gas Utilities 0.1%
Spire, Inc. ........................................... United States 76,415 5,421,644
Health Care Equipment & Supplies 2.5%
a
Envista Holdings Corp. ................................. United States 1,345,499 57,964,097
a
Integer Holdings Corp. ................................. United States 625,374 61,217,861
119,181,958
Hotels, Restaurants & Leisure 6.7%
a
Dalata Hotel Group plc ................................. Ireland 10,142,910 46,381,680
a,b
Denny's Corp. ........................................ United States 5,543,812 78,001,435
a
Hilton Grand Vacations, Inc. ............................. United States 2,341,003 95,208,592
Jack in the Box, Inc. ................................... United States 892,629 97,171,593
316,763,300
Household Durables 0.1%
a
M/I Homes, Inc. ....................................... United States 72,295 4,678,209
Insurance 10.7%
CNO Financial Group, Inc. .............................. United States 3,384,264 77,296,590
Hanover Insurance Group, Inc. (The) ....................... United States 1,048,906 142,546,325
Horace Mann Educators Corp. ........................... United States 2,031,284 80,865,416
Old Republic International Corp. .......................... United States 4,787,956 118,070,995
Selective Insurance Group, Inc. ........................... United States 1,049,807 85,401,800
504,181,126
Leisure Products 1.6%
Brunswick Corp. ...................................... United States 714,832 74,628,461
Machinery 13.6%
Astec Industries, Inc. ................................... United States 469,918 28,810,673
Columbus McKinnon Corp. .............................. United States 660,991 30,669,982
Flowserve Corp. ...................................... United States 485,095 20,417,649
b
Greenbrier Cos., Inc. (The) .............................. United States 2,638,829 112,941,881
Hillenbrand, Inc. ...................................... United States 939,545 42,561,389

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Industries, Inc. ................................. United States 536,425 $ 23,280,845
Mueller Water Products, Inc., A ........................... United States 4,873,292 72,222,187
Oshkosh Corp. ....................................... United States 504,889 60,359,480
REV Group, Inc. ...................................... United States 1,173,645 17,733,776
Rexnord Corp. ....................................... United States 1,491,323 84,006,225
Terex Corp. .......................................... United States 520,233 24,929,565
Timken Co. (The) ..................................... United States 1,582,886 125,839,437
643,773,089
Metals & Mining 0.7%
Kaiser Aluminum Corp. ................................. United States 261,517 31,821,389
Multi-Utilities 1.5%
Black Hills Corp. ...................................... United States 1,065,010 72,047,926
Oil, Gas & Consumable Fuels 3.9%
Crescent Point Energy Corp. ............................. Canada 28,334,158 103,528,654
a,b
Green Plains, Inc. ..................................... United States 2,231,429 78,903,330
182,431,984
Professional Services 1.4%
ICF International, Inc. .................................. United States 107,757 9,867,309
a,c
Intertrust NV, 144A, Reg S .............................. Netherlands 500,155 8,258,019
Kforce, Inc. .......................................... United States 285,382 17,816,398
Stantec, Inc. ......................................... Canada 691,199 32,167,338
68,109,064
Software 3.6%
a
ACI Worldwide, Inc. .................................... United States 2,927,220 100,403,646
Software AG ......................................... Germany 1,469,946 71,039,547
171,443,193
Specialty Retail 4.5%
a
Bed Bath & Beyond, Inc. ................................ United States 1,287,492 36,745,022
a
Children's Place, Inc. (The) .............................. United States 273,408 23,056,496
a
Dufry AG ............................................ Switzerland 1,460,002 77,245,476
Group 1 Automotive, Inc. ................................ United States 435,215 75,614,254
212,661,248
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc. ......................................... United States 219,540 21,457,840
Thrifts & Mortgage Finance 0.2%
TrustCo Bank Corp. ................................... United States 289,760 9,744,629
Trading Companies & Distributors 2.2%
a
Herc Holdings, Inc. .................................... United States 192,314 23,854,628
McGrath RentCorp .................................... United States 1,043,423 81,825,232
105,679,860
Total Common Stocks (Cost $3,795,520,148) ....................................
4,656,780,998

Franklin Value Investors Trust
Statement of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

Short Term Investments 1.6%
a a
Country Shares
a
Value
a
Money Market Funds 1.6%
d,e
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 74,151,219 $ 74,151,219
Total Money Market Funds (Cost $74,151,219) ..................................
74,151,219
Total Short Term Investments (Cost $74,151,219 ) ................................
74,151,219
a
Total Investments (Cost $3,869,671,367) 100.0% ................................
$4,730,932,217
Other Assets, less Liabilities 0.0%
†
............................................
11,217
Net Assets 100.0% ...........................................................
$4,730,943,434
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 4 regarding holdings of 5% voting securities.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At July 31, 2021, the value of this security was
$8,258,019, representing 0.2% of net assets.
d
See Note 5 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Statement of Investments
Notes to Statements of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds, (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2021, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Apogee Enterprises, Inc. $ 11,870,152 $ 30,492,819 $ — $ — $ 13,182,646 $ 55,545,617 1,400,192 $ 762,178
Argan , Inc. ......... 11,594,697 39,231,398 — — (3,361,322) 47,464,773 1,055,946 1,150,821
Benchmark Electronics,
Inc. ............ 17,701,417 34,118,895 — — 2,825,048 54,645,360 2,069,900 697,138
Denny's Corp. ....... 10,968,662 63,605,456 — — 3,427,317 78,001,435 5,543,812 —
First of Long Island Corp.
(The) ........... 18,988,250 — — — 7,531,309 26,519,559 1,230,606 701,445
Great Lakes Dredge &
Dock Corp. ....... — 59,808,436 — — 3,204,514 63,012,950 4,091,750 —
Green Plains, Inc. .... — 53,498,972 — — 25,404,358 78,903,330 2,231,429 —
Greenbrier Cos., Inc. (The) 48,148,697 49,223,423 (10,528,034) (1,791,928) 27,889,723 112,941,881 2,638,829 2,434,249
Knowles Corp. ....... — 104,876,324 — — (2,674,388) 102,201,936 5,099,897 —
Total Affiliated Securities
(Value is 13.1% of Net
Assets) .......... $119,271,875 $434,855,723 $(10,528,034) $ (1,791,928) $ 77,429,205 $619,236,841 $5,745,831
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2021, investments in affiliated management investment companies were as follows:
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change
in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $2,721,839 $62,151,870 $(60,127,155) $— $— $4,746,554 4,746,554 $410
Total Affiliated Securities .... $2,721,839 $62,151,870 $(60,127,155) $— $— $4,746,554 $410
Franklin Mutual U.S. Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $21,438,515 $152,796,377 $(140,287,765) $— $— $33,947,127 33,947,127 $1,460
Total Affiliated Securities .... $21,438,515 $152,796,377 $(140,287,765) $— $— $33,947,127 $1,460
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% .. $67,492,583 $755,114,159 $(748,455,523) $— $— $74,151,219 74,151,219 $2,705
Total Affiliated Securities .... $67,492,583 $755,114,159 $(748,455,523) $— $— $74,151,219 $2,705

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
A summary of inputs used as of July 31, 2021, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ........................ $ 223,416,306 $ — $ — $ 223,416,306
Short Term Investments ................... 4,746,554 — — 4,746,554
Total Investments in Securities ........... $228,162,860 $— $— $228,162,860
Franklin Mutual U.S. Value Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 17,210,407 12,086,453 — 29,296,860
Automobiles .......................... 15,159,228 — — 15,159,228
Banks ............................... 74,863,348 17,809,327 — 92,672,675
Building Products ...................... 25,675,490 — — 25,675,490
Chemicals ........................... 18,584,307 — — 18,584,307
Commercial Services & Supplies ........... 9,773,664 — — 9,773,664
Construction Materials .................. — 9,039,395 — 9,039,395
Consumer Finance ..................... 14,132,580 — — 14,132,580
Diversified Financial Services ............. 21,129,640 — — 21,129,640
Electric Utilities ........................ 37,282,711 — — 37,282,711
Electronic Equipment, Instruments &
Components ........................ 13,071,664 — — 13,071,664
Energy Equipment & Services ............. 13,945,071 — — 13,945,071
Entertainment ......................... 11,353,290 — — 11,353,290
Equity Real Estate Investment Trusts (REITs) . 36,941,042 — — 36,941,042
Food Products ........................ 40,181,018 — — 40,181,018
Health Care Equipment & Supplies ......... 16,623,846 — — 16,623,846
Health Care Providers & Services .......... 44,408,674 — — 44,408,674
Household Durables .................... 15,949,502 — — 15,949,502
Independent Power and Renewable Electricity
Producers .......................... 10,091,460 — — 10,091,460
Industrial Conglomerates ................ 22,821,785 — — 22,821,785
Insurance ............................ 46,285,412 — — 46,285,412
IT Services ........................... 39,985,676 — — 39,985,676
Machinery ............................ 11,943,045 — — 11,943,045
Media ............................... 36,821,001 — — 36,821,001
Oil, Gas & Consumable Fuels ............. 13,041,861 — — 13,041,861
Pharmaceuticals ....................... 56,919,367 31,137,452 — 88,056,819
Professional Services ................... 13,397,437 — — 13,397,437
Software ............................. 38,155,597 — — 38,155,597
Specialty Retail ........................ 15,421,582 — — 15,421,582
Technology Hardware, Storage & Peripherals . 16,864,399 — — 16,864,399
Textiles, Apparel & Luxury Goods .......... 14,999,580 — — 14,999,580
Wireless Telecommunication Services ....... 20,350,026 — — 20,350,026
Corporate Bonds ........................ — 4,766,688 — 4,766,688
Short Term Investments ................... 33,947,127 — — 33,947,127
Total Investments in Securities ........... $817,330,837 $74,839,315
b
$— $892,170,152
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... — 105,556,213 — 105,556,213
Auto Components ...................... 45,445,240 — — 45,445,240
Automobiles .......................... 13,016,641 — — 13,016,641
6. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Statements of Investments (unaudited)

Quarterly Statement of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Banks ............................... $ 436,938,291 $ — $ — $ 436,938,291
Building Products ...................... 212,564,900 — — 212,564,900
Chemicals ........................... 392,319,616 — — 392,319,616
Communications Equipment .............. 95,445,812 — — 95,445,812
Construction & Engineering ............... 203,906,207 — — 203,906,207
Construction Materials .................. 127,817,827 — — 127,817,827
Electric Utilities ........................ 38,472,062 — — 38,472,062
Electrical Equipment .................... 43,360,413 — — 43,360,413
Electronic Equipment, Instruments &
Components ........................ 156,847,296 — — 156,847,296
Energy Equipment & Services ............. 54,816,206 14,033,050 — 68,849,256
Equity Real Estate Investment Trusts (REITs) . 55,089,512 — — 55,089,512
Food & Staples Retailing ................. 24,165,509 — — 24,165,509
Food Products ........................ — 92,961,283 — 92,961,283
Gas Utilities .......................... 5,421,644 — — 5,421,644
Health Care Equipment & Supplies ......... 119,181,958 — — 119,181,958
Hotels, Restaurants & Leisure ............. 270,381,620 46,381,680 — 316,763,300
Household Durables .................... 4,678,209 — — 4,678,209
Insurance ............................ 504,181,126 — — 504,181,126
Leisure Products ....................... 74,628,461 — — 74,628,461
Machinery ............................ 643,773,089 — — 643,773,089
Metals & Mining ....................... 31,821,389 — — 31,821,389
Multi-Utilities .......................... 72,047,926 — — 72,047,926
Oil, Gas & Consumable Fuels ............. 182,431,984 — — 182,431,984
Professional Services ................... 59,851,045 8,258,019 — 68,109,064
Software ............................. 100,403,646 71,039,547 — 171,443,193
Specialty Retail ........................ 135,415,772 77,245,476 — 212,661,248
Textiles, Apparel & Luxury Goods .......... 21,457,840 — — 21,457,840
Thrifts & Mortgage Finance ............... 9,744,629 — — 9,744,629
Trading Companies & Distributors .......... 105,679,860 — — 105,679,860
Short Term Investments ................... 74,151,219 — — 74,151,219
Total Investments in Securities ........... $4,315,456,949 $415,475,268
c
$— $4,730,932,217
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $70,072,627, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $415,475,268, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
CLO Collateralized Loan Obligation
6. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.